SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENT
SUBSEQUENT EVENT

17.                               SUBSEQUENT EVENT

In December 2011, the shareholders of Mecox Lane Information, one of the Company’s VIEs, signed a share transfer agreement with Mecox Lane (Hong Kong) Limited to transfer their equity interests in Mecox Lane Information. The above mentioned transaction was consummated with the approval from government authorities in February 2012. As a result, Mecox Lane Information became a wholly-owned subsidiary of the Company and the contractual arrangements that allowed the Company to control Mecox Lane Information as a VIE were terminated. Subsequent to the share transfer, Mecox Lane Information was renamed Mecox Lane E-commerce Limited.